AMT CAPITAL SERVICES, INC.
600 Fifth Avenue
New York, New York 10020
212-332-5211 Telephone
212-332-5190 Fax


November 14, 1997

Mr. Brion R. Thompson
Senior Counsel
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SAMCO Fund, Inc.
         File Nos. 333-33365, 811-8323

Dear Mr. Thompson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund does not differ from that contained in Pre-Effective Amendment No. 3 (the
"Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on October 30, 1997.

Please direct any questions or comments to the undersigned at (212) 332-5194.


Yours truly,


/s/ Eric P. Nachimovsky
Eric P. Nachimovsky, Esq.